Consolidated Statement of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from (used in) operating activities [abstract]
Profit (loss)	R$ 2,339,159	R$ (1,507,050)	R$ 1,600,420
Adjustments to reconcile profit (loss) [abstract]
Adjustments for depreciation and amortisation expense	1,002,840	949,394	878,181
Adjustments for deferred tax expense	(148,483)	(38,498)	24,585
Share of profit (loss) of associates accounted for using equity method	2,456	(399)	4,179
Adjustments for interest, monetary and exchange variations	1,286,611	174,079	(195,419)
Adjustments for provisions	172,810	61,226	5,825
Adjustments for share-based payments	297,022	232,672	251,239
Adjustments for Allowance for Doubtful Accounts	431,498	143,451	160,195
Adjustments for impairment loss recognised in profit or loss on property, equipment and intangible assets	(9,472)	29,365	66,200
Software business goodwill impairment loss	157,991	3,558,049	0
Losses On Net Monetary Position	9,024	(184)	3,652
Gains (losses) recognised when control of subsidiary is lost	(53,775)	58,244	10,926
Adjustments For Increase Decrease In Fair Value Of Financial Instruments	195,252	(441,478)	96,563
Adjustments for increase (decrease) in derivative financial liabilities	(203,992)	485,977	20,320
Adjustments for remeasurement of interest in subsidiary	(1,986)	(7,406)	0
Other adjustments to reconcile profit (loss)	0	0	1,168
Working capital adjustments [Abstract]
Adjustments for decrease (increase) in accounts receivable from card issuers	(10,550,896)	(2,981,844)	32,304
Adjustments For Decrease Increase In Receivables From Related Parties	1,119	27,974	20,343
Adjustments for decrease (increase) in recoverable taxes	(224,281)	(244)	138,987
Adjustments for decrease (increase) in prepaid expenses	(11,624)	54,498	41,310
Adjustments for decrease (increase) in trade and other receivables	9,559,531	810,748	205,105
Adjustments for Decrease (Increase) in Loans operations portfolio	(1,087,130)	(670,780)	(312,808)
Adjustments for increase decrease in accounts payable	(9,048,434)	(8,507,343)	(3,382,075)
Adjustments For Increase Decrease In Taxes Payable	664,036	(6,259)	169,827
Adjustments for increase decrease in labor and social security liabilities	(20,251)	29,991	19,284
Increase (decrease) in contingent consideration asset (liability)	(139,977)	(58,939)	(34,012)
Adjustments for increase (decrease) in trade and other payables	259,346	361,680	(80,024)
Interest paid	(1,219,428)	(782,437)	(749,366)
Interest income received, net of costs	7,353,858	4,578,276	2,766,933
Income tax paid	(336,258)	(174,145)	(116,134)
Cash flows from (used in) operating activities	676,566	(3,621,382)	1,647,708
Cash flows from (used in) investing activities [abstract]
Purchase of property, plant and equipment	(705,565)	(764,482)	(736,244)
Purchase of intangible assets	(482,993)	(507,278)	(474,053)
Cash flows used in obtaining control of subsidiaries or other businesses	(1,993)	(9,054)	0
Proceeds From Disposal Of Subsidiary, Net Of Cash Disposed	18,523	(4,204)	0
Cash flows from (used in) decrease (increase) in short-term deposits and investments	(570,233)	2,994,587	181,611
Proceeds From Disposal Of Investments	0	57,540	220,520
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	2	1,746	536
Purchase of interests in associates	(17,291)	(181,365)	(37,806)
Cash flows from (used in) investing activities	(1,759,550)	1,587,490	(845,436)
Cash flows from (used in) financing activities [abstract]
Proceeds from institutional deposits and marketable debt securities	6,196,781	6,585,937	1,608,162
Payment of institutional deposits and marketable debt securities	(4,822,308)	(2,713,574)	(75,004)
Proceeds from other debt instruments, except lease	6,115,526	5,997,721	4,138,209
Payment to other debt instruments, except lease	(3,247,016)	(3,049,824)	(5,447,180)
Payments of lease liabilities, classified as financing activities	(79,689)	(68,971)	(72,815)
Payment of derivative financial instruments designated for hedge accounting	(245,601)	(112,771)	0
Sale of own shares	17,741	0	0
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	(154)	(146)	(1,440)
Dividends paid	(17,663)	(10,454)	(5,983)
Cash flows from (used in) financing activities	930,583	5,040,586	(148,796)
Effect of exchange rate changes on cash and cash equivalents	(22,907)	44,544	10,336
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes	(175,308)	3,051,238	663,812
Cash and cash equivalents	4,821,703	5,227,654	2,176,416
Cash and cash equivalents if different from statement of financial position	5,052,346
Payments to acquire or redeem entity's shares	R$ (2,987,034)	R$ (1,587,332)	R$ (292,745)